Credit Risk Mitigation Position - Schedule of Credit Risk Mitigation Position (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Credit Risk Mitigation Position [Abstract]
Balance at the beginning of the year	¥ 1,370,674,079	¥ 1,589,183,564
Increase during the year	29,509,303	713,133,747
Decrease during the year	(325,972,348)	(931,643,232)
Balance at the end of the year	¥ 1,074,211,034	¥ 1,370,674,079